SHAREHOLDERS' EQUITY - Ranges of exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Number of options outstanding	265,300	361,343
Weighted average exercise price	$ 12.40	$ 10.74
Number of options exercisable	234,925
Weighted average exercise price of exercisable options	$ 11.99
Warrant
SHAREHOLDERS' EQUITY
Number of options outstanding	265,300
Weighted average remaining contractual life (in years)	2 years 5 months 23 days
Weighted average exercise price	$ 12.40
Number of options exercisable	234,925
Weighted average exercise price of exercisable options	$ 11.99
Range Of Exercise Price $5.00-6.62
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	5.00
Range of exercise price, Maximum	$ 6.62
Number of options outstanding	4,125
Weighted average remaining contractual life (in years)	3 months 3 days
Weighted average exercise price	$ 6.18
Number of options exercisable	4,125
Weighted average exercise price of exercisable options	$ 6.18
Range Of Exercise Price $7.08-10.9
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	7.08
Range of exercise price, Maximum	$ 10.9
Number of options outstanding	132,800
Weighted average remaining contractual life (in years)	2 years 4 months 2 days
Weighted average exercise price	$ 9.05
Number of options exercisable	112,800
Weighted average exercise price of exercisable options	$ 8.72
Range Of Exercise Price $11.52-30.76
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	11.52
Range of exercise price, Maximum	$ 30.76
Number of options outstanding	128,375
Weighted average remaining contractual life (in years)	2 years 8 months 12 days
Weighted average exercise price	$ 16.06
Number of options exercisable	118,000
Weighted average exercise price of exercisable options	$ 15.32